Schedule of Unrecognized Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Balance at the beginning of the year	$ 1,077	$ 965
Additions based on tax positions related to current year	162	106
Adjustments based on tax positions related to prior years		6
Balance at end of year	$ 1,239	$ 1,077